CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash information - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash consist of
Cash	$ 7.7	$ 1.3	$ 9.4
Cash equivalents	0.3	0.5	1.1
Restricted cash		39.3	162.4
Cash, cash equivalents and restricted cash	$ 8.0	$ 41.1	$ 172.9